As filed with the Securities and Exchange Commission on September 26, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments.

EDGAR LOMAX VALUE FUND
Schedule of Investments at July 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 95.31%	Value
	Automobiles & Components - 1.07%
8,900	General Motors Corp.	$288,360
	Banks - 3.53%
14,500	Regions Financial Corp.	436,015
15,200	Wells Fargo & Co.	513,304
		949,319
	Capital Goods - 10.69%
7,000	3M Co.	622,440
5,200	General Dynamics Corp.	408,512
34,500	General Electric Co.	1,337,220
8,800	Honeywell International, Inc.	506,088
		2,874,260
	Consumer Durables & Apparel - 2.19%
6,800	The Black & Decker Corp.	588,676
	Diversified Financials - 16.35%
11,900	Bank of America Corp.	564,298
23,100	Citigroup, Inc.	1,075,767
4,800	Discover Financial Services (a)	110,640
1,200	The Goldman Sachs Group, Inc.	226,008
26,165	J.P. Morgan Chase & Co.	1,151,521
1,300	Lehman Brothers Holdings, Inc.	80,600
8,100	Merrill Lynch & Co., Inc.	601,020
9,200	Morgan Stanley	587,604
		4,397,458
	Energy - 12.66%
5,200	Baker Hughes, Inc.	411,060
12,800	Chevron Corp.	1,091,328
13,100	ConocoPhillips	1,059,004
9,900	Exxon Mobil Corp.	842,787
		3,404,179
	Food, Beverages & Tobacco - 4.97%
14,950	Altria Group, Inc.	993,727
10,483	Kraft Foods, Inc. - Class A	343,318
		1,337,045
	Healthcare Equipment & Services - 2.44%
12,700	Cigna Corp.	655,828
	Insurance - 6.62%
14,300	The Allstate Corp.	760,045
7,600	American International Group, Inc.	487,768
5,800	The Hartford Financial Services Group, Inc.	532,846
		1,780,659
	Materials - 8.50%
18,200	Alcoa, Inc.	695,240
13,600	The Dow Chemical Co.	591,328
21,338	E. I. du Pont de Nemours and Co.	997,125
		2,283,693
	Media - 1.29%
18,000	Time Warner, Inc.	346,680
	Pharmaceuticals, Biotechnology & Life Sciences - 8.72%
23,700	Merck & Co., Inc.	1,176,705
49,700	Pfizer Inc.	1,168,447
		2,345,152
	Retailing - 2.90%
32,300	Limited Brands, Inc.	780,045
	Technology Hardware & Equipment - 2.68%
6,500	International Business Machines Corp.	719,225
	Telecommunication Services - 10.70%
35,900	AT&T, Inc.	1,405,844
34,500	Verizon Communications, Inc.	1,470,390
		2,876,234

	TOTAL COMMON STOCKS (Cost $23,122,655)	25,626,813

Shares	SHORT-TERM INVESTMENTS - 4.57%	Value
1,230,225	AIM STIC Prime Portfolio	1,230,225
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,230,225)	1,230,225

	Total Investments in Securities (Cost $24,352,880) - 99.88%	26,857,038
	Other Assets in Excess of Liabilities - 0.12%	31,171
	NET ASSETS - 100.00%	$26,888,209

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows*:

Cost of investments	$24,375,797

Gross unrealized appreciation	$3,514,814
Gross unrealized depreciation	(1,033,573)
Net unrealized appreciation	$2,481,241

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/Joe Redwine
Joe Redwine, Chief Executive Officer

Date  9/25/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Joe Redwine
Joe Redwine, Chief Executive Officer

Date  9/25/2007

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, President & Treasurer

Date  9/24/2007

* Print the name and title of each signing officer under his or her signature.